Intangible Assets - Summary of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets
Cost	$ 758.6	$ 841.4
Accumulated amortization	(173.0)	(129.5)
Net book value	585.6	711.9
Held for sale
Finite-Lived Intangible Assets
Cost	0.0	277.4
Accumulated amortization	0.0	(28.7)
Net book value	0.0	248.7
E&T contracts
Finite-Lived Intangible Assets
Cost	26.6	26.6
Accumulated amortization	(15.2)	(14.3)
Net book value	11.4	12.3
Electricity service agreements
Finite-Lived Intangible Assets
Cost	8.5	269.5
Accumulated amortization	(7.8)	(25.9)
Net book value	0.7	243.6
Energy services relationships
Finite-Lived Intangible Assets
Cost	91.6	176.1
Accumulated amortization	(27.4)	(33.8)
Net book value	64.2	142.3
Software
Finite-Lived Intangible Assets
Cost	303.7	293.9
Accumulated amortization	(101.2)	(77.7)
Net book value	202.5	216.2
Land rights
Finite-Lived Intangible Assets
Cost	1.1	1.4
Accumulated amortization	(0.1)	(0.2)
Net book value	1.0	1.2
Commodity contracts
Finite-Lived Intangible Assets
Cost	327.1	346.3
Accumulated amortization	(21.3)	(6.3)
Net book value	305.8	340.0
Franchises and consents
Finite-Lived Intangible Assets
Cost	0.0	5.0
Accumulated amortization	0.0	0.0
Net book value	$ 0.0	$ 5.0